Stock-Based Compensation (Details) - Schedule of stock-based compensation expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
All Plans, Excluding Deferred Salary And Bonuses Settlement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 11,345	$ 9,505
Restricted Stock [Member] | Deferred Salary And Bonuses Settlement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	18,617
Research and Development Expense [Member] | All Plans, Excluding Deferred Salary And Bonuses Settlement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	4,001	941
Research and Development Expense [Member] | Restricted Stock [Member] | Deferred Salary And Bonuses Settlement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	7,613
Selling and Marketing Expense [Member] | All Plans, Excluding Deferred Salary And Bonuses Settlement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	1,185	387
Selling and Marketing Expense [Member] | Restricted Stock [Member] | Deferred Salary And Bonuses Settlement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	2,310
General and Administrative Expense [Member] | All Plans, Excluding Deferred Salary And Bonuses Settlement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	6,159	8,177
General and Administrative Expense [Member] | Restricted Stock [Member] | Deferred Salary And Bonuses Settlement [Member]
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 8,694